Schedule of Investments February 28, 2021 (unaudited)

Ecofin Global Water ESG Fund

	Shares	Fair Value
Common Stock—99.7% (1)
Australia Flow Control Equipment—1.3% (1)
Reliance Worldwide Corporation Limited	124,394	$411,574

Brazil Water Utilities—1.1% (1)
Cia de Saneamento Basico do Estado de Sao Paulo—ADR	53,837	355,324

Finland Water Equipment/Services—0.6% (1)
Uponor OYJ	8,574	179,588

France Water Infrastructure—10.1% (1)
Suez	63,886	1,329,658
Veolia Environnement SA	69,073	1,862,648
		3,192,306
Hong Kong Water Equipment/Services—0.9% (1)
China Lesso Group Holdings Ltd.	157,222	290,670
Hong Kong Water Infrastructure—3.9% (1)
Beijing Enterprises Water Group Ltd.	804,218	318,309
China Water Affairs Group Limited	129,888	102,317
CT Environmental Group Limited (2)(3)	113,060	—
Guangdong Investment Limited	452,000	808,844
		1,229,470
Japan Water Equipment/Services—5.1% (1)
Kurita Water Industries Ltd.	17,023	688,298
MIURA CO., LTD.	17,700	914,930
		1,603,228
Japan Water Infrastructure—0.5% (1)
METAWATER Co. Ltd.	4,420	83,760
Organo Corp.	1,200	67,545
		151,305
Netherlands Water Equipment/Services—2.2% (1)
Aalberts Industries N.V.	15,160	706,775
Switzerland Water Equipment/Services—11.1% (1)
Ferguson PLC	20,222	2,375,579
Georg Fischer AG	644	827,611
Sulzer AG	2,730	305,517
		3,508,707
Switzerland Water Management—7.3% (1)
Geberit AG	3,895	2,295,937
United Kingdom Water Infrastructure—14.1% (1)
Pennon Group Plc	66,349	807,905
Pentair PLC	23,398	1,308,650
Severn Trent Plc	37,866	1,155,336
United Utilities Group PLC	96,667	1,157,144
		4,429,035
United States Water Infrastructure—18.6% (1)
Aegion Corp. (3)	4,874	125,993
Franklin Electric Co., Inc.	6,035	452,987

Middlesex Water Company	2,714	186,370
Montrose Environmental Group, Inc. (3)	1,808	88,375
Mueller Water Products, Inc.	24,620	317,352
Rexnord Corporation	19,011	854,545
SJW Group	4,099	256,925
Tetra Tech, Inc.	8,494	1,175,315
The York Water Company	2,064	85,883
Xylem, Inc.	23,410	2,330,700
		5,874,445
United States Water Management—8.0% (1)
A.O. Smith Corporation	21,339	1,266,897
Badger Meter, Inc.	4,587	498,102
Lindsay Corporation	1,687	270,342
Watts Water Technologies, Inc.	4,322	493,097
		2,528,438
United States Water Treatment—1.3% (1)
Evoqua Water Technologies Corp. (3)	16,345	401,270
United States Water Utilities—13.6% (1)
American States Water Company	5,808	424,274
American Water Works Co., Inc.	15,537	2,204,390
California Water Service Group	7,780	427,511
Essential Utilities, Inc.	29,094	1,223,694
		4,279,869
Total Common Stock
(Cost $29,406,616)		31,437,941
Short Term Investment—0.1% (1)
United States Investment Company—0.1% (1)
First American Government Obligations Fund, Class X, 0.03% (4)
(Cost $34,347)	34,347	34,347
Total Investments—99.8% (1)
(Cost $29,440,963)		31,472,288
Other Assets in Excess of Liabilities, Net—0.2%(1)		50,481
Total Net Assets—100.0%(1)		$31,522,769

(1)	Calculated as a percentage of net assets.
(2)	Security considered illiquid and is categorized in Level 3 of the fair value hierarchy.
(3)	Non-income producing security.
(4)	Rate indicated is the current yield as of February 28, 2021.

ADR—American Depository Receipt

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Common Stock	$31,437,941	$—	$0	$31,437,941
Short-Term Investment	34,347	—	—	34,347
Total Investments	$31,472,288	$—	$—	$31,472,288

Refer to the Fund’s Schedule of Investments for additional industry information.

Investments in Securities
Balance as of 11/30/2020	$—
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers into and/or out of Level 3	—
Balance as of 2/28/2021	$—
Net unrealized depreciation of Level 3 Securities as of February 28, 2021	$(15,150)